Shareholder Report, Holdings (Details)	May 31, 2024
C000176262 [Member] | Barclays PLC ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000176262 [Member] | DCC PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000176262 [Member] | Premium Brands Holdings Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000176262 [Member] | Ashtead Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000176262 [Member] | Eurocell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000176262 [Member] | Greencore Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000176262 [Member] | Vistry Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000176262 [Member] | Vodafone Group PLC ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000176262 [Member] | ISS A S [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000176262 [Member] | JD Sports Fashion PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000176262 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000176262 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000176262 [Member] | NORWAY
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000176262 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	39.90%
C000176262 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000176262 [Member] | BERMUDA
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000176262 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000176262 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000176262 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000176262 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000176262 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.30%
C000176262 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000150491 [Member] | Dell Technologies Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000150491 [Member] | Barclays PLC ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000150491 [Member] | DCC PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000150491 [Member] | Fairfax Financial Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000150491 [Member] | Jefferies Financial Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000150491 [Member] | Vistry Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000150491 [Member] | Vodafone Group PLC ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000150491 [Member] | Lennar Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000150491 [Member] | Sulzer A G [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000150491 [Member] | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000150491 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000150491 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000150491 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000150491 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000150491 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000150491 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000150491 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000150491 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000150491 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000150491 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000150491 [Member] | Preferred Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000150491 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	91.90%
C000150491 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%